Consolidated Balance Sheets Parenthetical - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Allowances for accounts receivable	$ 0.2	$ 0.2
Company preferred stock, no par vale, authorized	10,000,000	0
Company common stock, no par vale, authorized	200,000,000	0
Common Stock, Shares, Issued	45,700,000	0